Basis for preparing the consolidated financial statements	12 Months Ended
Dec. 31, 2017
Basis For Preparing Consolidated Financial Statements
Basis for preparing the consolidated financial statements

InflaRx N.V. became the sole shareholder of InflaRx GmbH through the contribution of the subsidiary’s shares by its existing shareholders in exchange of new shares issued by the Company. In a business combination, the acquirer is usually the entity that issues its equity interests. However, if a new entity was formed to issue equity interests to effect a business combination, the combining entity that existed before the business combination shall be identified as the acquirer. Because InflaRx N.V. was formed for the purpose of becoming a holding company for InflaRx GmbH and subsequently consummated the public offering of its common shares, this transaction has characteristics of a ‘reverse acquisition’. Nevertheless, the accounting treatment for those transactions described in IFRS 3 is not applicable because InflaRx N.V. does not meet the definition of a business. Other IFRSs do not include any guidance which specifically apply to this transaction. Therefore, the Company’s management decided in accordance with IAS 8.10 to apply an accounting policy which is comparable to the treatment described in IFRS 3.B19 et subseq. for reverse acquisitions: Although being the legal acquirer, for accounting purposes InflaRx N.V. is identified as the acquiree and InflaRx is identified as the acquirer. The Group’s consolidated financial statements are a continuation of the financial statements of InflaRx GmbH with the exception that the accounting acquirer’s legal capital is adjusted to reflect the legal capital of the legal parent. InflaRx GmbH’s assets and liabilities are recognized and measured at their pre-reorganization carrying amounts. The assets and liabilities of InflaRx N.V. are measured in accordance with IFRS. Retained earnings reflect the balances of InflaRx GmbH before the transaction.

Statement of compliance

The consolidated financial statements of InflaRx N.V. have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements were authorized for issuance by management on March 27, 2018.

Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for certain financial assets and share-based payments that are measured at fair value, as required by IFRS. The Group did not opt to designate the outstanding preferred shares at fair value through profit or loss.

The assets and liabilities included in the consolidated financial statements are recognized and measured in accordance with the accounting policies and valuation methods described below.

Consolidation

The Company controls an entity when it has power over the investee, is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. A subsidiary is consolidated from the date on which control is transferred to the Company. It is deconsolidated from the date control ceases.

Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated.

Functional and presentation currency

These consolidated financial statements and the related notes are presented in thousands of Euro, which is also InflaRx N.V.’s functional currency.